GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2020
GOING CONCERN
Revenues	$ 3,710,370
Net loss	7,591,250	$ (2,009,173)
Net cash used in operation	3,777,749
working capital deficit	1,962,113
Stockholders' equity	629,600	1,945,967	$ (1,323,386)	$ 3,448,110	$ (1,663,370)
Accumulated deficit	$ (10,956,604)	$ (3,365,354)	$ (11,928,548)